03.31 Fidelity Freedom Funds Retail Combo PRO-07 | Fidelity Freedom® Income Fund
Fund Summary Fund/Class: Fidelity Freedom® Income Fund/Fidelity Freedom® Income Fund
Investment Objective
The fund seeks high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Freedom® Income Fund}	03.31 Fidelity Freedom Funds Retail Combo PRO-07 Fidelity Freedom® Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Income Fund}	03.31 Fidelity Freedom Funds Retail Combo PRO-07 Fidelity Freedom® Income Fund Fidelity Freedom Income Fund - Retail Class
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.47%	[1]
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Freedom® Income Fund}	03.31 Fidelity Freedom Funds Retail Combo PRO-07 Fidelity Freedom® Income Fund Fidelity Freedom Income Fund - Retail Class USD ($)
1 year	$ 48
3 years	149
5 years	260
10 years	$ 585

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
  Investing in a combination of Fidelity® domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a stable neutral asset allocation strategy shown in the glide path below.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  Allocating assets among underlying Fidelity® funds and futures according to a stable neutral asset allocation of approximately:
Domestic Equity Funds *	17
International Equity Funds*	7
Bond Funds*	46
Short-Term Funds*	30

* FMR Co., Inc. (FMRC) may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.

  FMR Co., Inc. (FMRC) may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10% for equity funds (includes domestic equity and international equity funds), bond funds and short-term funds to reflect FMRC's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by FMRC to overweight or underweight an asset class.
  FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund’s historical performance prior to June 1, 2017 does not reflect the fund’s current pricing structure. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.49%	June 30, 2009
Lowest Quarter Return	-7.23%	December 31, 2008
Year-to-Date Return	4.34%	June 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-07 - Fidelity Freedom® Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund - Retail Class | Return Before Taxes	5.16%	3.89%	3.58%
Fidelity Freedom Income Fund - Retail Class | After Taxes on Distributions	4.01%	2.67%	2.36%
Fidelity Freedom Income Fund - Retail Class | After Taxes on Distributions and Sales	3.27%	2.66%	2.40%
Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%
Fidelity Freedom Income Composite Index℠(reflects no deduction for fees or expenses)	3.85%	3.69%	3.51%